Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Income [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2013	$ 26,552				$ 26,552
Net income (loss) (unaudited)	(2,461)				$ (2,461)
Proceeds from issuance of common stock	37,399		$ 39	$ 37,360
Proceeds from issuance of common stock, shares			3,893,440
Employee Stock Ownership Plan allocation to participants	$ 136			$ 23		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Issuance of common stock for Employee Stock Ownership Plan			$ 3	$ 3,383		$ (3,386)
Ending Balance at Dec. 31, 2014	$ 61,626		$ 42	40,766	$ 24,091	(3,273)
Ending Balance, Shares at Dec. 31, 2014			4,232,000
Issuance of common stock for Employee Stock Ownership Plan, shares	327,275		338,560
Net income (loss) (unaudited)	$ (353)				(353)
Net change in unrealized loss on Securities available for sale, net of taxes	157						$ 157
Ending Balance at Mar. 31, 2015	61,430		$ 42	40,766	23,738	(3,273)	157
Ending Balance, Shares at Mar. 31, 2015			4,232,000
Beginning Balance at Dec. 31, 2014	61,626		$ 42	40,766	24,091	(3,273)
Beginning Balance, Shares at Dec. 31, 2014			4,232,000
Net income (loss) (unaudited)	(2,231)				(2,231)
Issuance of common stock under share-based awards plan and Stock-based compensation expense	591		$ 2	589
Dividends paid on preferred stock	(14)				$ (14)
Issuance of common stock under share-based awards plan and Stock-based compensation expense, Shares			152,321
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, Shares		5,700
Net change in unrealized loss on Securities available for sale, net of taxes	(108)						$ (108)
Preferred stock redeemed	(5,700)	$ (5,700)
Preferred stock redeemed, Shares		(5,700)
Proceeds from issuance of common stock	11,359		$ 9	11,350
Proceeds from issuance of common stock, shares			875,000
Employee Stock Ownership Plan allocation to participants	$ 171			$ 58		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Ending Balance at Dec. 31, 2015	$ 71,394		$ 53	$ 52,763	$ 21,846	$ (3,160)	$ (108)
Ending Balance, Shares at Dec. 31, 2015			5,259,321
Issuance of common stock for Employee Stock Ownership Plan, shares	315,989
Net income (loss) (unaudited)	$ 154				154
Issuance of common stock under share-based awards plan and Stock-based compensation expense, Shares			6,629
Stock based compensation (unaudited)	212			212
Net change in unrealized loss on Securities available for sale, net of taxes	176						176
Ending Balance at Mar. 31, 2016	$ 71,936		$ 53	$ 52,975	$ 22,000	$ (3,160)	$ 68
Ending Balance, Shares at Mar. 31, 2016			5,265,950
Issuance of common stock for Employee Stock Ownership Plan, shares	315,989